Derivative Contracts - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Senior secured term loan	50.00%	50.00%
Derivative collateral included in prepaid expenses and other current assets	$ 1,504	$ 767		$ 2,885
Interest rate cap agreement term			3 years
Interest rate cap agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Interest Rate Cap Agreements			$ 300,000